Significant accounting policies (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Percentage of monthly salary contributed to insurance funds			8.33%
Severance costs			$ 5,038	$ 4,734	$ 4,567
Deferred revenues resulting from transaction and service fees	$ 20,090		20,090	11,047
Advertising costs			$ 122,020	$ 112,796	$ 119,519
Potentially dilutive options to purchase ordinary shares			5,835,398	5,792,535	6,386,203
Operating lease ROU assets	5,122		$ 5,122	$ 6,720
Operating lease liabilities	5,355		$ 5,355
Impairment of long-lived assets	$ 211	$ 27,629
Vesting period			4 years
Computers and peripheral equipment
Property and equipment, net			33.00%
Leasehold improvements
Estimated useful lives	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember		us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Minimum | Office furniture and equipment
Property and equipment, net			7.00%
Maximum | Office furniture and equipment
Property and equipment, net			15.00%